Other non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Other non-current financial assets
Schedule of non-other current financial assets

Other non-current financial assets
in € K
	2025	2024

Debt securities	302,683	316,071
Equity investments	89,508	187,600
Other financial assets	267,640	292,185
Total	659,831	795,856